SHAREHOLDERS’ (DEFICIT) EQUITY (Details Narrative) - USD ($)	Jan. 11, 2024	Jul. 26, 2023	Oct. 24, 2022	Mar. 31, 2024	Mar. 31, 2023		Sep. 02, 2022	Apr. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				500,000,000	500,000,000		500,000,000	50,000,000
Common stock, shares issued				10,425,290	6,646,122	[1]		6,562,500
Common stock, shares outstanding				10,425,290	6,646,122	[1]		6,562,500
Common stock, per share				$ 0.001	$ 0.001			$ 0.001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, per share	$ 4.00
Issued share of common stock	2,449,943
Shares issued, price per share	$ 4.00
Net proceeds from offering	$ 8,680,594
Next Master Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		61,038	38,622
Shares issued, price per share			$ 2.00
Cash consideration		$ 65	$ 77,244
Additional shares of common stock			45,000
Settlement of debt			$ 90,000
Top Elect Group Limited (“Top Elect”) [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		1,202,981
Cash consideration		$ 1,203
Trade Expert Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issued share of common stock		65,206
Cash consideration		$ 61

[1]	The share amounts are presented on a retroactive basis (see Note 1).